Reporting entity	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
CubeBio Co., Ltd. [Member]
Entity Information [Line Items]
Reporting entity

1. Reporting entity

The Company

CubeBio Co., Ltd. (the “Company”) was incorporated in November 2011 and the Company’s registered office is at 9, Digital-ro 10-gil, Geumcheon-gu, Seoul, Republic of Korea. The Company primarily engages in discovering, designing, developing, manufacturing, and selling in-vitro diagnostics using liquid biopsies for strategic cancer treatment.

The Company’s major shareholders and their respective percentage of ownership as of June 30, 2026 and December 31, 2025 are as follows:

	June 30, 2026		December 31, 2025
	Number of shares	Ownership (%)	Number of shares	Ownership (%)
Well Core Co., Ltd.	12,110,698	22.93%	12,110,698	22.93%
Treasury shares	3,793,400	7.18%	3,833,400	7.26%
Others	36,911,377	69.89%	36,871,377	69.81%
Total	52,815,475	100.00%	52,815,475	100.00%

1. Reporting entity

The Company

CubeBio Co., Ltd. (the “Company”) was incorporated in November 2011 and the Company’s registered office is at 9, Digital-ro 10-gil, Geumcheon-gu, Seoul, Republic of Korea. The Company primarily engages in discovering, designing, developing, manufacturing, and selling in-vitro diagnostics using liquid biopsies for strategic cancer treatment.

The Company’s major shareholders and their respective percentage of ownership as of December 31, 2025 are as follows:

	December 31, 2025		December 31, 2024
	Number of shares	Ownership (%)	Number of shares	Ownership (%)
Well Core Co., Ltd.	12,110,698	22.93%	12,110,698	23.16%
Treasury shares	3,833,400	7.26%	3,933,400	7.52%
Others	36,871,377	69.81%	36,250,377	69.32%
Total	52,815,475	100.00%	52,294,475	100.00%